Distribution Date:	09/17/21	WFRBS Commercial Mortgage Trust 2012-C6
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2012-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-18	Administrator	Pentalpha Surveillance LLC
Principal Prepayment Detail	19		Don Simon	(203) 660-6100
Historical Detail	20		PO Box 4839, | Greenwich, CT 06831
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24	Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	25		Karlene Benvenuto		karlene.benvenuto@db.com
Historical Liquidated Loan Detail	26		1761 East St. Andrew Place, | Santa Ana, CA 92705
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	92936QAA6	1.081000%	57,427,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92936QAC2	2.191000%	136,818,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92936QAE8	3.143000%	67,832,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92936QAG3	3.440000%	385,428,000.00	82,849,826.67	13,780,738.77	237,502.84	0.00	0.00	14,018,241.61	69,069,087.90	80.07%	30.00%
A-S	92936QBC1	3.835000%	100,595,000.00	100,595,000.00	0.00	321,484.85	0.00	0.00	321,484.85	100,595,000.00	51.05%	19.13%
B	92936QAJ7	4.697000%	42,781,000.00	42,781,000.00	0.00	167,451.96	0.00	0.00	167,451.96	42,781,000.00	38.70%	14.50%
C	92936QAQ1	5.977860%	31,219,000.00	31,219,000.00	0.00	155,519.00	0.00	0.00	155,519.00	31,219,000.00	29.69%	11.13%
D	92936QAS7	5.977860%	47,407,000.00	47,407,000.00	0.00	236,160.33	0.00	0.00	236,160.33	47,407,000.00	16.01%	6.00%
E	92936QAU2	5.000000%	13,875,000.00	13,875,000.00	0.00	57,812.50	0.00	0.00	57,812.50	13,875,000.00	12.01%	4.50%
F	92936QAW8	5.000000%	13,875,000.00	13,875,000.00	0.00	57,812.50	0.00	0.00	57,812.50	13,875,000.00	8.01%	3.00%
G	92936QAY4	5.000000%	27,750,832.00	27,750,832.00	0.00	100,225.28	0.00	0.00	100,225.28	27,750,832.00	0.00%	0.00%
R	92936QBA5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			925,007,832.00	360,352,658.67	13,780,738.77	1,333,969.26	0.00	0.00	15,114,708.03	346,571,919.90

Notional Certificates
X-A	92936QAL2	2.321255%	748,100,000.00	183,444,826.67	0.00	354,851.84	0.00	0.00	354,851.84	169,664,087.90
X-B	92936QAN8	0.616527%	176,907,832.00	176,907,832.00	0.00	90,890.40	0.00	0.00	90,890.40	176,907,832.00
Notional SubTotal			925,007,832.00	360,352,658.67	0.00	445,742.24	0.00	0.00	445,742.24	346,571,919.90

Deal Distribution Total					13,780,738.77	1,779,711.50	0.00	0.00	15,560,450.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92936QAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92936QAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92936QAE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92936QAG3	214.95539159	35.75437895	0.61620547	0.00000000	0.00000000	0.00000000	0.00000000	36.37058442	179.20101264
A-S	92936QBC1	1,000.00000000	0.00000000	3.19583329	0.00000000	0.00000000	0.00000000	0.00000000	3.19583329	1,000.00000000
B	92936QAJ7	1,000.00000000	0.00000000	3.91416657	0.00000000	0.00000000	0.00000000	0.00000000	3.91416657	1,000.00000000
C	92936QAQ1	1,000.00000000	0.00000000	4.98154970	0.00000000	0.00000000	0.00000000	0.00000000	4.98154970	1,000.00000000
D	92936QAS7	1,000.00000000	0.00000000	4.98154977	0.00000000	0.00000000	0.00000000	0.00000000	4.98154977	1,000.00000000
E	92936QAU2	1,000.00000000	0.00000000	4.16666667	0.00000000	0.00000000	0.00000000	0.00000000	4.16666667	1,000.00000000
F	92936QAW8	1,000.00000000	0.00000000	4.16666667	0.00000000	0.00000000	0.00000000	0.00000000	4.16666667	1,000.00000000
G	92936QAY4	1,000.00000000	0.00000000	3.61161352	0.55505327	8.48635817	0.00000000	0.00000000	3.61161352	1,000.00000000
R	92936QBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92936QAL2	245.21431182	0.00000000	0.47433744	0.00000000	0.00000000	0.00000000	0.00000000	0.47433744	226.79332696
X-B	92936QAN8	1,000.00000000	0.00000000	0.51377262	0.00000000	0.00000000	0.00000000	0.00000000	0.51377262	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	237,502.84	0.00	237,502.84	0.00	0.00	0.00	237,502.84	0.00
X-A	08/01/21 - 08/30/21	30	0.00	354,851.84	0.00	354,851.84	0.00	0.00	0.00	354,851.84	0.00
X-B	08/01/21 - 08/30/21	30	0.00	90,890.40	0.00	90,890.40	0.00	0.00	0.00	90,890.40	0.00
A-S	08/01/21 - 08/30/21	30	0.00	321,484.85	0.00	321,484.85	0.00	0.00	0.00	321,484.85	0.00
B	08/01/21 - 08/30/21	30	0.00	167,451.96	0.00	167,451.96	0.00	0.00	0.00	167,451.96	0.00
C	08/01/21 - 08/30/21	30	0.00	155,519.00	0.00	155,519.00	0.00	0.00	0.00	155,519.00	0.00
D	08/01/21 - 08/30/21	30	0.00	236,160.33	0.00	236,160.33	0.00	0.00	0.00	236,160.33	0.00
E	08/01/21 - 08/30/21	30	0.00	57,812.50	0.00	57,812.50	0.00	0.00	0.00	57,812.50	0.00
F	08/01/21 - 08/30/21	30	0.00	57,812.50	0.00	57,812.50	0.00	0.00	0.00	57,812.50	0.00
G	08/01/21 - 08/30/21	30	220,100.31	115,628.47	0.00	115,628.47	15,403.19	0.00	0.00	100,225.28	235,503.50
Totals			220,100.31	1,795,114.69	0.00	1,795,114.69	15,403.19	0.00	0.00	1,779,711.50	235,503.50

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	15,560,450.27
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,807,542.71	Master Servicing Fee	10,255.88
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	1,421.19
Interest Adjustments	0.00	Trustee Fee	99.30
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	651.64
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,807,542.71	Total Fees	12,428.00

Principal		Expenses/Reimbursements
Scheduled Principal	880,085.65	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	6,345.51
Principal Prepayments	12,900,653.12	Special Servicing Fees (Monthly)	9,057.68
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	13,780,738.77	Total Expenses/Reimbursements	15,403.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,779,711.50
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	13,780,738.77
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	15,560,450.27
Total Funds Collected	15,588,281.48	Total Funds Distributed	15,588,281.46

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	360,352,659.31	360,352,659.31	Beginning Certificate Balance	360,352,658.67
(-) Scheduled Principal Collections	880,085.65	880,085.65	(-) Principal Distributions	13,780,738.77
(-) Unscheduled Principal Collections	12,900,653.12	12,900,653.12	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	346,571,920.54	346,571,920.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	361,060,446.94	361,060,446.94	Ending Certificate Balance	346,571,919.90
Ending Actual Collateral Balance	347,389,581.46	347,389,581.46

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.64)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.64)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.98
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	21	116,282,983.64	33.55%	5	5.8650	NAP	Defeased	21	116,282,983.64	33.55%	5	5.8650	NAP
2,000,000 or less	5	7,212,894.49	2.08%	5	5.8977	2.665624	1.30 or less	13	97,612,750.12	28.17%	5	5.7906	0.443444
2,000,001 to 3,000,000	5	12,346,876.30	3.56%	4	5.9277	2.150305	1.31 to 1.40	2	20,675,843.06	5.97%	7	5.9373	1.352818
3,000,001 to 4,000,000	4	13,883,848.54	4.01%	4	5.9901	3.313999	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	4	18,815,605.02	5.43%	2	5.8407	1.325477	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	5	28,565,064.31	8.24%	6	5.6045	0.931442	1.61 to 1.70	2	11,390,257.56	3.29%	7	5.4232	1.651835
6,000,001 to 7,000,000	3	19,305,392.19	5.57%	6	5.8618	1.159347	1.71 to 1.80	4	26,121,536.14	7.54%	4	5.7574	1.751124
7,000,001 to 8,000,000	3	22,530,341.18	6.50%	5	5.8315	0.528999	1.81 to 1.90	1	8,030,309.46	2.32%	3	6.0200	1.811500
8,000,001 to 9,000,000	3	25,606,486.81	7.39%	4	5.9208	1.635836	1.91 to 2.00	1	3,242,341.36	0.94%	4	5.8000	1.954200
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	5	13,011,418.78	3.75%	3	6.0915	2.088681
10,000,001 to 15,000,000	4	48,486,236.53	13.99%	5	5.6296	1.182118	2.26 to 3.00	7	41,530,238.10	11.98%	6	5.6253	2.655067
15,000,001 to 20,000,000	2	33,536,191.53	9.68%	7	5.8140	1.742848	3.01 or greater	3	8,674,242.32	2.50%	5	6.0872	4.743734
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	59	346,571,920.54	100.00%	5	5.8140	1.484800
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	59	346,571,920.54	100.00%	5	5.8140	1.484800
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	25	116,282,983.64	33.55%	5	5.8650	NAP
							Defeased	25	116,282,983.64	33.55%	5	5.8650	NAP
Alaska	1	3,894,920.04	1.12%	6	5.5800	0.908700
							Industrial	1	3,242,341.36	0.94%	4	5.8000	1.954200
Arizona	1	3,423,877.51	0.99%	4	6.0500	5.767800
							Lodging	7	40,841,484.77	11.78%	6	5.9535	0.302785
California	6	42,234,689.61	12.19%	3	5.6176	1.454888
							Mixed Use	2	20,390,799.88	5.88%	5	5.3139	2.173707
Colorado	3	821,967.05	0.24%	7	6.0000	1.347300
							Mobile Home Park	3	6,331,849.08	1.83%	5	6.1155	3.632778
Florida	3	18,588,468.64	5.36%	5	5.5638	1.130435
							Multi-Family	1	3,423,877.51	0.99%	4	6.0500	5.767800
Georgia	2	14,247,481.72	4.11%	6	5.8028	1.478008
							Office	4	32,105,633.82	9.26%	4	5.7132	0.930404
Illinois	1	17,357,305.53	5.01%	7	5.6500	2.924900
							Retail	42	104,667,803.85	30.20%	6	5.7792	1.532381
Indiana	2	2,863,306.66	0.83%	6	5.6417	1.522856
							Self Storage	5	19,285,146.63	5.56%	3	5.9588	2.035164
Kansas	2	610,921.46	0.18%	7	6.0000	1.347300
							Totals	90	346,571,920.54	100.00%	5	5.8140	1.484800
Louisiana	1	5,697,934.25	1.64%	4	6.2800	1.180400

Maryland	1	8,030,309.46	2.32%	3	6.0200	1.811500

Michigan	3	6,316,817.87	1.82%	5	6.2429	2.567711

Missouri	3	728,786.10	0.21%	7	6.0000	1.347300

Montana	1	299,906.90	0.09%	7	6.0000	1.347300

New Mexico	2	7,017,279.41	2.02%	6	5.9800	(0.025700)

Ohio	3	28,864,700.80	8.33%	6	5.7667	0.341534

Oklahoma	1	1,062,015.99	0.31%	7	6.0000	1.347300

Pennsylvania	1	2,922,055.45	0.84%	6	5.3850	1.730800

Texas	24	61,095,016.07	17.63%	5	5.8840	1.452429

Utah	1	270,903.55	0.08%	7	6.0000	1.347300

Virginia	1	3,242,341.36	0.94%	4	5.8000	1.954200

Wyoming	2	697,931.48	0.20%	7	6.0000	1.347300

Totals	90	346,571,920.54	100.00%	5	5.8140	1.484800

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	116,282,983.64	33.55%	5	5.8650	NAP	Defeased	21	116,282,983.64	33.55%	5	5.8650	NAP
	4.750% or less	0	0.00	0.00%	0	0.0000	0.000000	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	4 months or greater	38	230,288,936.90	66.45%	5	5.7883	1.455940
	5.001% to 5.250%	2	18,402,794.96	5.31%	5	5.1973	2.184221	Totals	59	346,571,920.54	100.00%	5	5.8140	1.484800
	5.251% or 5.500%	6	40,935,848.05	11.81%	5	5.4104	0.667828
	5.501% to 5.750%	4	29,720,472.29	8.58%	7	5.6551	2.286902
	5.751% to 6.000%	14	84,297,804.06	24.32%	5	5.9178	1.112838
	6.001% to 6.250%	10	49,012,478.93	14.14%	4	6.0967	1.926962
	6.251% to 6.500%	2	7,919,538.61	2.29%	4	6.3277	1.455929
	6.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	346,571,920.54	100.00%	5	5.8140	1.484800
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	116,282,983.64	33.55%	5	5.8650	NAP	Defeased	21	116,282,983.64	33.55%	5	5.8650	NAP
	84 months or less	38	230,288,936.90	66.45%	5	5.7883	1.455940	240 months or less	15	86,561,927.83	24.98%	5	5.9457	1.037706
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	23	143,727,009.07	41.47%	5	5.6935	1.707829
	Totals	59	346,571,920.54	100.00%	5	5.8140	1.484800	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	59	346,571,920.54	100.00%	5	5.8140	1.484800
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	116,282,983.64	33.55%	5	5.8650	NAP	240 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	2 years or more	38	230,288,936.90	66.45%	5	5.7883	1.455940
	Totals	59	346,571,920.54	100.00%	5	5.8140	1.484800
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
8	440000084	LO	West Chester	OH	Actual/360	5.99025%	83,700.50	48,256.00	0.00	N/A	03/01/22	--	16,227,142.00	16,178,886.00	08/01/21
9	814100009	RT	San Jose	CA	Actual/360	5.84025%	85,892.82	31,967.73	0.00	N/A	02/01/22	--	17,079,880.90	17,047,913.17	09/01/21
10	814100010	RT	Union City	CA	Actual/360	5.88025%	86,425.80	31,945.67	0.00	N/A	01/01/22	--	17,068,953.05	17,037,007.38	09/01/21
11	416000043	RT	Various	Various	Actual/360	6.00025%	62,411.26	46,297.00	0.00	N/A	04/01/22	--	12,079,598.40	12,033,301.40	09/01/21
11A	208141043				Actual/360	6.00025%	2,740.94	2,033.25	0.00	N/A	04/01/22	--	530,505.10	528,471.85	09/01/21
11B	208141143				Actual/360	6.00025%	10,324.67	7,658.89	0.00	N/A	04/01/22	--	1,998,322.94	1,990,664.05	09/01/21
12	440000088	RT	Chicago	IL	Actual/360	5.65025%	84,584.23	27,976.75	0.00	N/A	04/01/22	--	17,385,282.28	17,357,305.53	09/01/21
14	310913526	MU	Claremont	CA	Actual/360	5.23025%	56,942.45	26,253.36	0.00	N/A	01/01/22	--	12,643,730.82	12,617,477.46	09/01/21
15	440000083	OF	Beachwood	OH	Actual/360	5.48225%	60,002.80	24,996.23	0.00	N/A	03/01/22	--	12,710,811.03	12,685,814.80	03/01/21
16	814100016	MH	Various	Various	Actual/360	6.25025%	63,093.63	35,998.13	0.00	N/A	02/03/22	--	11,723,203.72	11,687,205.59	09/03/21
21	310911648	RT	Torrance	CA	Actual/360	5.50025%	53,971.21	22,680.31	0.00	01/01/22	10/01/22	10/01/21	11,395,679.94	11,372,999.63	09/01/21
22	440000073	RT	Fort Worth	TX	Actual/360	5.85025%	56,272.16	21,010.10	0.00	N/A	01/01/22	--	11,170,652.97	11,149,642.87	09/01/21
24	440000078	RT	East Brunswick	NJ	Actual/360	5.60025%	49,899.27	20,138.37	0.00	N/A	02/01/22	--	10,347,773.98	10,327,635.61	09/01/21
25	814100025	LO	Various	Various	Actual/360	6.04025%	49,482.05	28,127.80	0.00	N/A	03/01/22	--	9,513,746.67	9,485,618.87	09/01/21
27	440000082	RT	Doraville	GA	Actual/360	5.85025%	43,668.78	26,199.20	0.00	N/A	03/01/22	--	8,668,740.86	8,642,541.66	09/01/21
29	440000063	SS	Fort Worth	TX	Actual/360	5.90025%	45,473.22	16,806.11	0.00	N/A	12/01/21	--	8,950,441.80	8,933,635.69	09/01/21
30	440000068	LO	Orlando	FL	Actual/360	6.05625%	42,771.29	8,201,763.94	0.00	N/A	12/01/21	--	8,201,763.94	0.00	09/01/21
31	440000085	LO	Hobbs	NM	Actual/360	5.98025%	36,329.23	37,702.01	0.00	N/A	03/01/22	--	7,054,981.42	7,017,279.41	01/01/21
34	814100034	OF	Upper Marlboro	MD	Actual/360	6.02025%	41,698.62	13,578.38	0.00	N/A	12/01/21	--	8,043,887.84	8,030,309.46	09/01/21
35	860913458	MU	Miami Beach	FL	Actual/360	5.45025%	36,552.89	15,395.45	0.00	N/A	03/01/22	--	7,788,717.87	7,773,322.42	09/01/21
37	814100037	RT	Santa Monica	CA	Actual/360	6.08025%	40,595.81	14,129.86	0.00	N/A	12/01/21	--	7,753,869.21	7,739,739.35	09/01/21
38	814100038	MF	Saline	MI	Actual/360	5.44025%	31,967.26	21,604.95	0.00	N/A	12/01/21	--	6,824,130.66	6,802,525.71	09/01/21
39	440000079	LO	Odessa	TX	Actual/360	6.13025%	32,101.62	30,158.17	0.00	N/A	03/01/22	--	6,081,451.33	6,051,293.16	12/01/20
40	440000089	RT	Carrollton	TX	Actual/360	5.39625%	31,480.41	13,422.08	0.00	N/A	04/01/22	--	6,774,998.53	6,761,576.45	09/01/21
43	814100043	LO	Kendall	FL	Actual/360	5.32525%	27,126.35	19,694.89	0.00	N/A	03/01/22	--	5,915,786.84	5,896,091.95	09/01/21
44	440000070	OF	Chula Vista	CA	Actual/360	6.09725%	34,148.65	11,740.78	0.00	N/A	01/01/22	--	6,504,263.36	6,492,522.58	09/01/21
47	440000075	LO	Hammond	LA	Actual/360	6.28025%	30,903.61	16,726.19	0.00	N/A	01/01/22	--	5,714,660.44	5,697,934.25	09/01/21
49	440000087	RT	San Diego	CA	Actual/360	5.12625%	25,589.61	11,984.24	0.00	N/A	04/01/22	--	5,797,301.74	5,785,317.50	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
50	814100050	RT	Tifton	GA	Actual/360	5.73025%	27,708.05	10,607.48	0.00	N/A	03/01/22	--	5,615,547.54	5,604,940.06	09/01/21
51	416000038	RT	Various	Various	Actual/360	5.58025%	26,867.66	10,823.79	0.00	N/A	03/01/22	--	5,591,604.34	5,580,780.55	08/01/21
52	440000066	MF	Jacksonville	FL	Actual/360	6.26625%	27,746.72	15,196.10	0.00	N/A	10/01/21	--	5,142,354.48	5,127,158.38	09/01/21
53	310911089	OF	Sacramento	CA	Actual/360	5.30025%	22,425.60	16,717.48	0.00	N/A	08/01/21	--	4,913,704.46	4,896,986.98	07/01/21
55	814100055	RT	Roswell	GA	Actual/360	5.95025%	14,782.58	5,254.43	0.00	N/A	03/01/22	--	2,885,187.31	2,879,932.88	09/01/21
56	814100056	RT	Smyrna	GA	Actual/360	5.95025%	12,318.81	4,378.70	0.00	N/A	03/01/22	--	2,404,322.42	2,399,943.72	09/01/21
57	310912856	SS	Sacramento	CA	Actual/360	6.17025%	25,060.99	14,222.99	0.00	N/A	11/01/21	--	4,716,868.73	4,702,645.74	09/01/21
58	814100058	RT	Miami	FL	Actual/360	6.03025%	25,588.90	8,996.24	0.00	N/A	01/06/22	--	4,928,050.51	4,919,054.27	09/06/21
59	440000071	RT	Irving	TX	Actual/360	5.88025%	21,823.62	13,210.61	0.00	N/A	01/01/22	--	4,310,128.64	4,296,918.03	09/01/21
60	410913109	IN	Virginia Beach	VA	Actual/360	6.24025%	23,159.80	7,593.55	0.00	N/A	01/01/22	--	4,310,136.82	4,302,543.27	09/01/21
62	440000064	SS	Mesquite	TX	Actual/360	5.90025%	13,100.62	4,841.76	0.00	N/A	12/01/21	--	2,578,579.38	2,573,737.62	09/01/21
63	440000065	SS	Bedford	TX	Actual/360	5.90025%	7,037.52	2,600.95	0.00	N/A	12/01/21	--	1,385,187.07	1,382,586.12	09/01/21
64	814100064	MH	Houston	TX	Actual/360	6.25025%	19,204.41	10,480.71	0.00	N/A	01/01/22	--	3,568,304.06	3,557,823.35	09/01/21
66	440000072	RT	Seagoville	TX	Actual/360	5.85025%	18,471.02	6,896.44	0.00	N/A	01/01/22	--	3,666,702.76	3,659,806.32	09/01/21
67	440000074	RT	Garland	TX	Actual/360	5.90025%	10,846.11	3,982.30	0.00	N/A	01/01/22	--	2,134,827.24	2,130,844.94	09/01/21
68	440000076	RT	Graham	TX	Actual/360	5.90025%	6,941.51	2,548.67	0.00	N/A	01/01/22	--	1,366,289.85	1,363,741.18	09/01/21
69	814100069	MF	Mesa	AZ	Actual/360	6.05025%	17,869.96	6,240.80	0.00	N/A	01/01/22	--	3,430,118.31	3,423,877.51	09/01/21
70	814100070	RT	Walker	LA	Actual/360	6.25025%	18,532.00	3,443,364.28	0.00	N/A	12/09/21	--	3,443,364.28	0.00	09/10/21
72	814100072	IN	Virginia Beach	VA	Actual/360	5.80025%	16,224.46	6,160.17	0.00	N/A	01/09/22	--	3,248,501.53	3,242,341.36	09/09/21
73	440000077	SS	Frisco	TX	Actual/360	5.65025%	14,877.22	5,903.27	0.00	N/A	11/01/21	--	3,057,835.97	3,051,932.70	09/01/21
74	416000041	RT	Monroeville	PA	Actual/360	5.38525%	13,576.93	5,847.68	0.00	N/A	03/01/22	--	2,927,903.13	2,922,055.45	09/01/21
76	416000039	RT	Canton Township	MI	Actual/360	6.15025%	13,271.08	7,314.22	0.00	N/A	03/01/22	--	2,505,948.15	2,498,633.93	09/01/21
77	410913472	RT	Troy	MI	Actual/360	6.45025%	12,374.95	6,443.46	0.00	N/A	12/01/21	--	2,228,047.82	2,221,604.36	09/01/21
78	814100078	SS	Eastpointe	MI	Actual/360	6.00025%	11,045.85	6,350.29	0.00	N/A	03/01/22	--	2,137,905.63	2,131,555.34	09/01/21
79	814100079	IN	Irving	TX	Actual/360	5.53025%	10,304.10	4,222.55	0.00	N/A	03/01/22	--	2,163,842.29	2,159,619.74	09/01/21
80	416000042	MF	Humble	TX	Actual/360	5.70025%	9,508.41	5,955.97	0.00	N/A	03/01/22	--	1,937,197.70	1,931,241.73	09/01/21
82	814100082	SS	Fort Worth	TX	Actual/360	5.82025%	8,508.06	5,108.82	0.00	N/A	04/01/22	--	1,697,650.28	1,692,541.46	09/01/21
83	814100083	MH	Fort Worth	TX	Actual/360	6.06025%	8,740.35	5,029.10	0.00	N/A	01/01/22	--	1,674,931.84	1,669,902.74	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
84	814100084	SS	Memphis	TN	Actual/360	5.82025%	7,132.64	7,695.16	0.00	N/A	03/01/22	--	1,423,206.41	1,415,511.25	09/01/21
85	410912437	SS	Murfreesboro	TN	Actual/360	5.95025%	8,558.56	3,070.06	0.00	N/A	11/01/21	--	1,670,415.46	1,667,345.40	09/01/21
86	410913294	MH	Van Buren Township	MI	Actual/360	6.10025%	8,401.39	2,839.81	0.00	N/A	03/01/22	--	1,599,419.39	1,596,579.58	09/01/21
87	814100087	MH	Fort Wayne	IN	Actual/360	5.73025%	5,827.43	3,591.05	0.00	N/A	04/01/22	--	1,181,037.20	1,177,446.15	09/01/21
88	410912347	SS	Ceres	CA	Actual/360	6.18025%	6,858.37	1,288,763.30	0.00	N/A	12/01/21	--	1,288,763.30	0.00	09/01/21
89	814100089	MH	Binghamton	NY	Actual/360	6.13025%	6,695.89	2,240.74	0.00	N/A	03/01/22	--	1,268,495.37	1,266,254.63	09/01/21
Totals							1,807,542.71	13,780,738.77	0.00				360,352,659.31	346,571,920.54

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
8	912,202.00	187,927.50	01/01/21	03/31/21	02/11/21	0.00	0.00	131,677.03	131,677.03	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1,579,924.84	1,242,555.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,079,365.23	991,239.18	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,180,102.40	1,297,780.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	450,560.81	0.00	--	--	08/11/21	1,359,089.18	12,691.02	77,920.18	499,731.18	208,869.48	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	632,300.29	203,524.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,565,913.00	642,402.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,167,782.60	333,031.27	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	32,286.40	01/01/21	03/31/21	06/11/21	0.00	0.00	73,867.21	591,279.78	0.00	0.00
34	1,220,317.08	338,098.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,297,449.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	579,931.00	(16,899.00)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	780,267.00	104,549.75	01/01/21	03/31/21	--	0.00	0.00	62,118.40	558,148.84	0.00	0.00
40	781,210.08	368,708.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	(161,935.45)	(321,075.45)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,010,489.19	523,166.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	752,370.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	804,862.73	380,531.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
50	867,386.00	216,703.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	588,438.07	242,312.04	01/01/21	06/30/21	--	0.00	0.00	37,595.15	37,595.15	11,005.83	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	298,807.07	73,099.76	01/01/21	03/31/21	--	0.00	0.00	39,028.84	78,116.63	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	982,160.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	843,401.97	500,651.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	662,835.70	70,781.46	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	389,469.74	114,518.48	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	192,490.37	62,857.87	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1,293,094.06	791,882.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	396,763.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	340,167.20	197,393.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	298,635.64	141,598.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1,527,158.05	882,996.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	448,162.27	253,088.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	458,384.04	289,316.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	426,714.82	105,384.22	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	611,286.77	181,970.97	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	376,447.89	131,133.46	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	466,722.06	280,728.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
84	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
86	399,159.53	194,303.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
87	216,939.00	69,202.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
88	423,409.36	112,161.54	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
89	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	30,141,146.08	11,219,912.09				1,359,089.18	12,691.02	422,206.80	1,896,548.61	219,875.31	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
30	440000068	8,176,931.44	Payoff Prior to Maturity	0.00	0.00
70	814100070	3,437,267.59	Payoff Prior to Maturity	0.00	0.00
88	410912347	1,286,454.09	Payoff Prior to Maturity	0.00	0.00
Totals		12,900,653.12		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	3	25,754,387.37	0	0.00	1	12,685,814.80	2	13,068,572.57	0	0.00	3	12,900,653.12	5.814029%	5.739748%	5
08/17/21	0	0.00	0	0.00	3	25,847,243.78	0	0.00	1	12,710,811.03	0	0.00	0	0.00	2	15,846,862.02	5.825077%	5.755876%	6
07/16/21	0	0.00	0	0.00	3	25,939,631.25	0	0.00	1	12,735,689.82	0	0.00	0	0.00	3	40,118,553.30	5.793881%	5.726434%	7
06/17/21	0	0.00	1	12,762,386.02	2	13,273,319.29	0	0.00	1	12,762,386.02	0	0.00	0	0.00	1	63,827,205.02	5.745220%	5.683768%	7
05/17/21	1	12,787,022.49	0	0.00	2	13,340,118.90	0	0.00	1	12,787,022.49	0	0.00	0	0.00	4	64,060,824.05	5.696965%	5.640399%	7
04/16/21	0	0.00	1	7,206,225.14	1	6,202,588.88	0	0.00	1	12,813,485.25	1	16,423,095.77	0	0.00	1	5,823,553.71	5.649130%	5.595797%	8
03/17/21	1	7,242,959.16	1	6,231,952.62	1	16,470,098.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.613023%	5.561772%	8
02/18/21	1	6,264,345.40	0	0.00	1	16,525,066.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.613159%	5.561892%	9
01/15/21	0	0.00	0	0.00	1	16,571,546.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.613277%	5.561995%	10
12/17/20	0	0.00	2	22,940,059.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.613394%	5.562097%	11
11/18/20	4	42,054,973.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.613514%	5.584066%	12
10/19/20	1	16,712,303.36	1	6,113,074.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.613629%	5.584167%	13
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	440000083	03/01/21	5	6	77,920.18	499,731.18	2,395,904.67	12,837,881.63	01/28/19	7			03/10/21
31	440000085	01/01/21	7	6	73,867.21	591,279.78	23,708.60	7,319,455.93	09/29/20	1
39	440000079	12/01/20	8	6	62,118.40	558,148.84	8,012.50	6,322,271.84	11/30/20	1
51	416000038	08/01/21	0	B	37,595.15	37,595.15	11,005.83	5,591,604.34
53	310911089	07/01/21	1	5	39,028.84	78,116.63	0.00	4,930,346.02	09/01/21	13
Totals					290,529.77	1,764,871.58	2,438,631.60	37,001,559.76
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		4,896,987	0	4,896,987		0
0 - 6 Months		294,348,309	268,593,922	13,068,573		12,685,815
7 - 12 Months		47,326,624	47,326,624	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	346,571,921	315,920,546	4,896,987	0	13,068,573	12,685,815
Aug-21	360,352,659	329,591,711	4,913,704	0	13,136,433	12,710,811
Jul-21	377,087,943	351,148,312	0	0	13,203,941	12,735,690
Jun-21	444,079,764	418,044,059	0	0	13,273,319	12,762,386
May-21	518,983,078	492,855,937	0	0	13,340,119	12,787,022
Apr-21	584,478,110	571,069,296	0	7,206,225	6,202,589	0
Mar-21	636,467,652	606,522,642	7,242,959	6,231,953	16,470,099	0
Feb-21	638,167,375	615,377,963	6,264,345	0	16,525,067	0
Jan-21	639,565,565	622,994,018	0	0	16,571,546	0
Dec-20	640,956,964	618,016,905	0	22,940,059	0	0
Nov-20	642,440,038	600,385,064	42,054,974	0	0	0
Oct-20	643,817,480	620,992,102	16,712,303	6,113,074	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	440000084	16,178,886.00	16,227,142.00	27,000,000.00	01/01/21	762,150.42	0.47470	03/31/21	03/01/22	185
15	440000083	12,685,814.80	12,837,881.63	15,700,000.00	05/21/21	450,560.81	0.44170	06/30/21	03/01/22	245
31	440000085	7,017,279.41	7,319,455.93	13,500,000.00	05/20/21	130,939.29	0.07260	03/31/21	03/01/22	125
39	440000079	6,051,293.16	6,322,271.84	13,500,000.00	05/21/19	424,007.32	0.55970	03/31/21	03/01/22	125
53	310911089	4,896,986.98	4,930,346.02	11,200,000.00	06/22/11	296,460.14	0.62250	03/31/21	08/01/21	178
Totals		46,830,260.35	47,637,097.42	80,900,000.00		2,064,117.97

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	440000084	LO	OH	05/22/20	1

Lender and the Obligor parties executed a forbearance agreement providing for a deferral of P&I and reserves from April 2020 - January 2021. All deferred amounts will be repaid in monthly installment payments beginning in February 2021 and

	ending in Octo ber 2021. Special Servicer is evaluating performance under the agreement.

15	440000083	OF	OH	01/28/19	7

The property transferred to REO via DIL on 3/10/2021. A management and leasing company has been engaged and a business plan is being finalized that recommends a sell scenario. Current occupancy is 45%.

31	440000085	LO	NM	09/29/20	1
	Loan transferred due to imminent monetary default resulting from issues relating to the Covid-19 pandemic. Special Servicer and Borrower are finalizing an agreement for short term relief.

39	440000079	LO	TX	11/30/20	1

Loan transferred for Imminent Monetary Default at Borrowers request as a result of the Covid-19 pandemic. Borrower and Special Servicer have finalized terms of relief and are in the process of documenting the agreement

53	310911089	OF	CA	09/01/21	13
	Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. We are reaching out to the borrower in order to assess next steps

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	440000084	0.00	5.99003%	0.00	5.99003%	10	03/09/21	04/01/20	04/12/21
31	440000085	0.00	5.98003%	0.00	5.98003%	10	09/01/21	01/01/21	--
39	440000079	0.00	6.13003%	0.00	6.13003%	2	11/20/17	12/01/17	--
39	440000079	0.00	6.13003%	0.00	6.13003%	10	09/01/21	01/01/21	09/13/21
82	814100082	0.00	5.82003%	0.00	5.82003%	8	12/27/17	--	01/11/21
82	814100082	0.00	5.82003%	0.00	5.82003%	8	01/11/21	12/27/17	01/11/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
41	310912340 01/17/20	6,639,717.28	11,900,000.00	7,076,320.38	182,683.61	7,076,320.38	6,893,636.77	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,639,717.28	11,900,000.00	7,076,320.38	182,683.61	7,076,320.38	6,893,636.77	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
41	310912340	01/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	3,493.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	2,736.36	0.00	0.00	6,345.51	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	1,518.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	1,309.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,057.68	0.00	0.00	6,345.51	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		15,403.19

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Supplemental Notes
None

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